Restricted net assets and parent company only condensed financial information - Schedule of Condensed Cash Flow Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (524,144)	$ (82,250)	¥ (300,897)	¥ (196,957)
Net cash used in operating activities	(524,144)	(82,250)	(300,897)	(196,957)
Cash flows from investing activities
Purchase of wealth management products	(1,650,355)	(258,977)	(1,628,558)	(479,100)
Redemption of wealth management products	1,623,538	254,769	1,620,924	395,697
Investment income from wealth management products	4,991	783	4,476	723
Purchase of equity security			(13,721)
Purchase of other investments	(28,895)	(4,534)	(19,000)
Purchase of derivative financial instruments	(415,346)	(65,177)	(68,078)
Settlement of derivative financial instruments	424,251	66,573	69,628
Others	(10,566)	(1,657)	(294)
Net cash used in investing activities	(136,275)	(21,384)	(84,649)	(96,807)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			1,676,816	18
Proceeds from ADS depository			23,069
Proceeds from issuance of financial instruments with preferred rights			70,026	456,568
Issuance costs of financial instruments with preferred rights				(6,303)
Repurchase of ordinary shares			(4,102)	(54,479)
Repurchase of financial instruments with preferred rights				(43,279)
Proceeds from investors to the Company	48,617	7,629	299,051	15,000
Proceeds from exercise of awards	2,169	340
Payments in relation to listing expenses	(1,000)	(157)	(21,691)	(1,269)
Net cash generated from/(used in) financing activities	(58,405)	(9,165)	1,744,512	371,731
Net increase/(decrease) in cash and cash equivalents	(718,824)	(112,799)	1,358,966	77,967
Cash and cash equivalents at beginning of year	1,375,766	215,887	139,954	62,126
Exchange differences of cash and cash equivalents	(17,900)	(2,808)	(123,154)	(139)
Cash and cash equivalents at end of year	639,042	100,280	1,375,766	139,954
Parent
Cash flows from operating activities
Cash used in operations	(35,706)	(5,603)	(36,241)	(10,805)
Net cash used in operating activities	(35,706)	(5,603)	(36,241)	(10,805)
Cash flows from investing activities
Investment in subsidiaries	(886,610)	(139,129)	(1,006,010)	(231,062)
Purchase of wealth management products	(274,955)	(43,146)	(21,858)	0
Redemption of wealth management products	199,096	31,243		0
Investment income from wealth management products	1,467	230		0
Purchase of equity security			(13,721)	0
Purchase of other investments	(25,894)	(4,063)		0
Purchase of derivative financial instruments	(350,744)	(55,039)	(68,078)	0
Settlement of derivative financial instruments	359,165	56,360	69,628	0
Others	(66)	(10)	(294)	0
Net cash used in investing activities	(978,541)	(153,554)	(1,040,333)	(231,062)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			1,676,816	18
Proceeds from ADS depository			(23,069)	0
Proceeds from issuance of financial instruments with preferred rights			70,026	456,568
Issuance costs of financial instruments with preferred rights				(6,303)
Repurchase of ordinary shares			(4,102)	(54,479)
Repurchase of financial instruments with preferred rights				(43,279)
Proceeds from investors to the Company	48,617	7,629	299,051	15,000
Proceeds from exercise of awards	2,169	340		0
Proceeds from loans from Group companies	75,457	11,841		0
Payments in relation to listing expenses			(21,691)	(1,081)
Net cash generated from/(used in) financing activities	126,243	19,810	2,043,169	366,444
Net increase/(decrease) in cash and cash equivalents	(888,004)	(139,347)	966,595	124,577
Cash and cash equivalents at beginning of year	941,541	147,748	122,104	0
Exchange differences of cash and cash equivalents	(8,846)	(1,388)	(147,158)	(2,473)
Cash and cash equivalents at end of year	¥ 44,691	$ 7,013	¥ 941,541	¥ 122,104